Impairment Testing Of Intangible Assets With Indefinite Useful Lives - Summary Of The Intangible Assets With Indefinite Useful Lives (Detail) € in Thousands	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of information for cash-generating units [line items]
Net carrying amount, Goodwill	€ 69,323	€ 69,323
Long Term Growth Rate [Member] | Lanvin [Member]
Disclosure of information for cash-generating units [line items]
Significant unobservable input, assets	0.0168	0.0129
Long Term Growth Rate [Member] | Wolford [Member]
Disclosure of information for cash-generating units [line items]
Significant unobservable input, assets	0.0296	0.0237
Long Term Growth Rate [Member] | St. John [Member]
Disclosure of information for cash-generating units [line items]
Significant unobservable input, assets	0.0275	0.0248
Long Term Growth Rate [Member] | Sergio Rossi [Member]
Disclosure of information for cash-generating units [line items]
Significant unobservable input, assets	0.0188	0.0143
Goodwill [member]
Disclosure of information for cash-generating units [line items]
Net carrying amount, Goodwill	€ 69,323	€ 69,323
Goodwill [member] | Lanvin [Member]
Disclosure of information for cash-generating units [line items]
Net carrying amount, Goodwill	45,931	45,931
Goodwill [member] | Wolford [Member]
Disclosure of information for cash-generating units [line items]
Net carrying amount, Goodwill	11,701	11,701
Goodwill [member] | St. John [Member]
Disclosure of information for cash-generating units [line items]
Net carrying amount, Goodwill	€ 11,691	€ 11,691
Goodwill [member] | WACC [member] | Lanvin [Member]
Disclosure of information for cash-generating units [line items]
Significant unobservable input, assets	0.1384	0.1445
Goodwill [member] | WACC [member] | Wolford [Member]
Disclosure of information for cash-generating units [line items]
Significant unobservable input, assets	0.1400	0.1434
Goodwill [member] | WACC [member] | St. John [Member]
Disclosure of information for cash-generating units [line items]
Significant unobservable input, assets	0.1431	0.1436
Brands [member]
Disclosure of information for cash-generating units [line items]
Net carrying amount	€ 172,334	€ 172,334
Brands [member] | Lanvin [Member]
Disclosure of information for cash-generating units [line items]
Net carrying amount	100,906	100,906
Brands [member] | Wolford [Member]
Disclosure of information for cash-generating units [line items]
Net carrying amount	37,856	37,856
Brands [member] | St. John [Member]
Disclosure of information for cash-generating units [line items]
Net carrying amount	30,271	30,271
Brands [member] | Sergio Rossi [Member]
Disclosure of information for cash-generating units [line items]
Net carrying amount	€ 3,301	€ 3,301
Brands [member] | WACC [member] | Lanvin [Member]
Disclosure of information for cash-generating units [line items]
Significant unobservable input, assets	0.1484	0.1645
Brands [member] | WACC [member] | Wolford [Member]
Disclosure of information for cash-generating units [line items]
Significant unobservable input, assets	0.1500	0.1634
Brands [member] | WACC [member] | St. John [Member]
Disclosure of information for cash-generating units [line items]
Significant unobservable input, assets	0.1531	0.1636
Brands [member] | WACC [member] | Sergio Rossi [Member]
Disclosure of information for cash-generating units [line items]
Significant unobservable input, assets	0.1869	0.2001
Brands [member] | Royalty Rate [Member] | Lanvin [Member]
Disclosure of information for cash-generating units [line items]
Significant unobservable input, assets	0.0700	0.0518
Brands [member] | Royalty Rate [Member] | Wolford [Member]
Disclosure of information for cash-generating units [line items]
Significant unobservable input, assets	0.0275	0.0250
Brands [member] | Royalty Rate [Member] | St. John [Member]
Disclosure of information for cash-generating units [line items]
Significant unobservable input, assets	0.0406	0.0344
Brands [member] | Royalty Rate [Member] | Sergio Rossi [Member]
Disclosure of information for cash-generating units [line items]
Significant unobservable input, assets	0.0333	0.0125